Equity (Details) - Schedule of Share Capital - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Line Items]
Issued and paid-up share capital as of December 31	235,597	258,564
Authorized share capital	500,000	500,000